Note Goodwill and other intangible assets (Carrying amount of goodwill by reportable segments and Corporate group) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning Balance		$ 465,676	$ 647,757
Goodwill on acquisition		42,634	4,430
Purchase accounting adjustments		118,078	0
Goodwill written off related to discontinued operations		0	(186,511)	$ 0
Other		0	0
Ending Balance		626,388	465,676	647,757
Discontinued Operations
Goodwill [Line Items]
Goodwill written off related to discontinued operations		0	186,511
Banco Popular de Puerto Rico
Goodwill [Line Items]
Beginning Balance		250,109	245,679
Goodwill on acquisition		3,899	4,430
Purchase accounting adjustments		26,213	0
Goodwill written off related to discontinued operations			0
Other		0	0
Ending Balance		280,221	250,109	245,679
Banco Popular North America
Goodwill [Line Items]
Beginning Balance		215,567	402,078
Goodwill on acquisition		38,735	0
Purchase accounting adjustments		91,865	0
Goodwill written off related to discontinued operations			(186,511)
Other		0	0
Ending Balance		$ 346,167	$ 215,567	$ 402,078
Banco Popular North America | Discontinued Operations
Goodwill [Line Items]
Goodwill written off related to discontinued operations	$ 186,500